FAIR VALUE MEASUREMENTS - Fair value of its derivative liability on a recurring basis using significant unobservable (Level 3) inputs (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
FAIR VALUE MEASUREMENTS
Derivative liability	¥ 5,290	$ 767
Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Derivative liability	¥ 5,290